Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended
	Jan. 18, 2012	Jan. 13, 2012	Jun. 28, 2011	Mar. 23, 2011	Sep. 30, 2010	Nov. 02, 2014	Nov. 03, 2013	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Jan. 29, 2011	Jan. 29, 2010	Jan. 06, 2014
Common Stock [Line Items]
Expiration period of Incentive plan										10 years
Vesting Period										5 years
Share-based compensation expense related to stock option						$ 1,361	$ 287	$ 1,864	$ 909	$ 1,207	$ 1,099	$ 1,038
Unrecognized expense related to stock option plan						4,009		4,009		1,504
Unrecognized expense, weighted average years								3 years 10 months 24 days		1 year 7 months 6 days
Weighted average grant date fair value per option granted										$ 8.81
Average remaining term for all options outstanding										6 years 7 months 6 days
Repurchase of common stock		422	90		1,500
Repurchase of common stock, amount		507	90		1,500	1,189		1,189		1,189	1,189
Payment for repurchase of common stock			15									96,888	1,000	500
Stock issued during period, shares	833			75
Treasury stock, shares	592					248,412		248,412		248,412	248,412
Stock issued during period, value	$ 1,000			$ 75								$ 1,075
Dave And Busters Entertainment Inc [Member]
Common Stock [Line Items]
Number of stock options exercised															17,999
Strike price of stock options exercised															$ 4.44
Oak Hill [Member]
Common Stock [Line Items]
Ownership percentage by parent										95.40%
Management [Member]
Common Stock [Line Items]
Ownership percentage by noncontrolling owners										4.50%
Former Management [Member]
Common Stock [Line Items]
Ownership percentage by noncontrolling owners										0.10%